Investment in Premium Nickel Resources Inc. (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about investment property [abstract]
Schedule of Investment

Details of the Company’s investment at March 31, 2021 is as follows:

Investment
Balance, December 31, 2020	48
Reallocation of advance	50
Investment	51
Share of loss of Premium Nickel	(17)
Balance, March 31, 2021	132